RELATED PARTIES	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
RELATED PARTIES	NOTE 10 – RELATED PARTIES During 2010, a related party shareholder and officer contributed $9,057 of salary to the Company. The amount was recorded as an in-kind contribution. .

NOTE 8 RELATED PARTIES

The Company leases employees from a Company owned by our managing member and principal unit holder. During the period ended December 31, 2010, the related party was paid $98,873.

During 2010, the Company paid $1,997 for sales commissions to a unit holder.